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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2006
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            January 17, 2007
---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      54
                                           ------------

Form 13F Information Table Value Total:      $95,471
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     697     14300  SH         SOLE                   13500             800
                                                          390      8000  SH         OTHER                                   8000
American International Group     COM        026874107    2945     41100  SH         SOLE                   38000            3100
                                                           72      1000  SH         OTHER                                   1000
BP Amoco PLC                     COM        055622104     408      6074  SH         SOLE                    5174             900
                                                          252      3760  SH         OTHER                                   3760
Bank of New York                 COM        064057102     386      9800  SH         SOLE                    9800
Berkshire Hathaway Inc. Class    COM        084670207     378       103  SH         SOLE                      91              12
Bristol Myers Co.                COM        110122108     200      7600  SH         SOLE                    7600
Cisco Systems                    COM        17275R102    3993    146100  SH         SOLE                  138700            7400
Citigroup, Inc.                  COM        172967101     886     15905  SH         SOLE                   15905
Coca Cola Co.                    COM        191216100    1491     30900  SH         SOLE                   28400            2500
E. I. duPont de Nemours & Co.    COM        263534109    2133     43800  SH         SOLE                   40800            3000
EMC Corp.                        COM        268648102    1068     80900  SH         SOLE                   72500            8400
Exxon Mobil                      COM        30231G102    1038     13552  SH         SOLE                   13052             500
                                                          673      8784  SH         OTHER                                   8784
General Electric Co.             COM        369604103    3009     80871  SH         SOLE                   77011            3860
                                                          555     14928  SH         OTHER                                  14928
HSBC Holdings                    COM        404280406     202      2207  SH         SOLE                    1707             500
Hewlett Packard                  COM        428236103    1096     26600  SH         SOLE                   22400            4200
IBM                              COM        459200101    1598     16452  SH         SOLE                   14952            1500
                                                          103      1064  SH         OTHER                                   1064
ING Groep NV                     COM        456837103    2999     67900  SH         SOLE                   65400            2500
Intel Corp.                      COM        458140100    2140    105700  SH         SOLE                   98700            7000
                                                           30      1500  SH         OTHER                                   1500
JP Morgan Chase                  COM        46625H100    2000     41400  SH         SOLE                   39400            2000
Johnson & Johnson                COM        478160104    3836     58100  SH         SOLE                   53900            4200
KLA Tencor Corp.                 COM        482480100     308      6200  SH         SOLE                    4200            2000
Marsh & McLennan Companies Inc   COM        571748102    1032     33644  SH         OTHER                                  33644
Masco Corp.                      COM        574599106    1514     50700  SH         SOLE                   47200            3500
Medimmune, Inc.                  COM        584699102    2111     65200  SH         SOLE                   60700            4500
                                                           36      1100  SH         OTHER                                   1100
Microsoft Corp.                  COM        594918104    2198     73600  SH         SOLE                   68000            5600
                                                           96      3200  SH         OTHER                                   3200
Molson Coors Brewery             COM        60871R209    1521     19900  SH         SOLE                   18300            1600
Motorola, Inc.                   COM        620076109    2103    102300  SH         SOLE                   95700            6600
National City Corp.              COM        635405103    3340     91348  SH         SOLE                   84000            7348
                                                          183      5000  SH         OTHER                                   5000
PepsiCo Inc.                     COM        713448108     469      7500  SH         SOLE                    7500
Plum Creek Timber                COM        729251108    1518     38100  SH         SOLE                   35100            3000
Procter & Gamble Company         COM        742718109     476      7400  SH         SOLE                    6800             600
Progressive Corp.-Ohio           COM        743315103    2352     97112  SH         SOLE                   97112
                                                        24319   1004096  SH         OTHER                 992096           12000
Royal Dutch Shell                COM        780259206    1062     15000  SH         SOLE                   15000
Stryker Corp.                    COM        863667101    8082    146644  SH         SOLE                  139444            7200
                                                          551     10000  SH         OTHER                                  10000
Toyota Motor                     COM        892331307    2485     18500  SH         SOLE                   17000            1500
                                                           67       500  SH         OTHER                                    500
Unilever PLC                     COM        904767704    2319     83360  SH         SOLE                   77640            5720
                                                           75      2700  SH         OTHER                                   2700
Washington Post 'B'              COM        939640108     746      1000  SH         SOLE                    1000
Wyeth                            COM        983024100      46       900  SH         SOLE                                     900
                                                          306      6000  SH         OTHER                                   6000
ING Groep NV 6.2% SER            PFD        456837400    1580     62000  SH         SOLE                   52000           10000
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